GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF AMORTIZATION EXPENSE, FOR THE NEXT FIVE YEARS (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 20,529
2019	19,599
2020	19,360
2021	19,345
2022	$ 19,345